Fees Summary	Sep. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 656,361,403.34
Previously Paid Amount	0.00
Total Fee Amount	100,488.93
Total Offset Amount	0.00
Net Fee	$ 100,488.93